Securitizations and Other Variable Interest Entities - Home Equity Loan, Credit Card and Other Asset-backed VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
On-balance sheet assets
Trading account assets	$ 176,527,000,000	$ 191,785,000,000
Debt securities carried at fair value	322,380,000,000	320,695,000,000
Held-to-maturity securities	84,625,000,000	59,766,000,000
Loans and leases	896,983,000,000	876,104,000,000
Allowance for loan and lease losses	(12,234,000,000)	(14,419,000,000)	$ (17,428,000,000)	$ (24,179,000,000)
Loans held-for-sale	7,453,000,000	12,836,000,000
All other assets	114,600,000,000	117,350,000,000
Total assets	2,144,316,000,000	2,104,534,000,000
On-balance sheet liabilities
Long-term debt	236,764,000,000	243,139,000,000
Total liabilities	1,888,111,000,000	1,861,063,000,000
Other than temporary impairment losses recorded on debt securities	81,000,000	16,000,000	$ 20,000,000
Unconsolidated VIEs
On-balance sheet liabilities
Other than temporary impairment losses recorded on debt securities	0	0
Home equity lines of credit | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	3,988,000,000	4,801,000,000
On-balance sheet assets
All other assets	0	0
Total assets	57,000,000	53,000,000
Home equity lines of credit | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	231,000,000	991,000,000
On-balance sheet assets
Trading account assets	0	0
Loans and leases	321,000,000	1,014,000,000
Allowance for loan and lease losses	(18,000,000)	(56,000,000)
Loans held-for-sale	0	0
All other assets	20,000,000	33,000,000
Total assets	323,000,000	991,000,000
On-balance sheet liabilities
Short-term borrowings	0	0
Long-term debt	183,000,000	1,076,000,000
All other liabilities	0	0
Total liabilities	183,000,000	1,076,000,000
Home equity lines of credit | Senior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	0	12,000,000
Debt securities carried at fair value	0	0
Held-to-maturity securities	0	0
Home equity lines of credit | Junior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	0	2,000,000
Debt securities carried at fair value	57,000,000	39,000,000
Credit Card Receivable | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	0	0
On-balance sheet assets
All other assets	0	0
Total assets	0	0
Credit Card Receivable | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	32,678,000,000	43,139,000,000
On-balance sheet assets
Trading account assets	0	0
Loans and leases	43,194,000,000	53,068,000,000
Allowance for loan and lease losses	(1,293,000,000)	(1,904,000,000)
Loans held-for-sale	0	0
All other assets	342,000,000	392,000,000
Total assets	42,243,000,000	51,556,000,000
On-balance sheet liabilities
Short-term borrowings	0	0
Long-term debt	9,550,000,000	8,401,000,000
All other liabilities	15,000,000	16,000,000
Total liabilities	9,565,000,000	8,417,000,000
Residual interests held	24,700,000,000	36,900,000,000
Credit Card Receivable | Senior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Held-to-maturity securities	0	0
Credit Card Receivable | Junior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Resecuritization Trusts | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	13,043,000,000	8,569,000,000
On-balance sheet assets
All other assets	0	0
Total assets	13,043,000,000	8,569,000,000
Resecuritization Trusts | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	354,000,000	654,000,000
On-balance sheet assets
Trading account assets	771,000,000	1,295,000,000
Loans and leases	0	0
Allowance for loan and lease losses	0	0
Loans held-for-sale	0	0
All other assets	0	0
Total assets	771,000,000	1,295,000,000
On-balance sheet liabilities
Short-term borrowings	0	0
Long-term debt	417,000,000	641,000,000
All other liabilities	0	0
Total liabilities	417,000,000	641,000,000
Resecuritization Trusts | Senior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	1,248,000,000	767,000,000
Debt securities carried at fair value	4,341,000,000	6,945,000,000
Held-to-maturity securities	7,367,000,000	740,000,000
Resecuritization Trusts | Junior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	17,000,000	44,000,000
Debt securities carried at fair value	70,000,000	73,000,000
Municipal Bond Trusts | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	1,572,000,000	2,100,000,000
On-balance sheet assets
All other assets	0	0
Total assets	2,000,000	25,000,000
Municipal Bond Trusts | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	1,973,000,000	2,440,000,000
On-balance sheet assets
Trading account assets	1,984,000,000	2,452,000,000
Loans and leases	0	0
Allowance for loan and lease losses	0	0
Loans held-for-sale	0	0
All other assets	1,000,000	0
Total assets	1,985,000,000	2,452,000,000
On-balance sheet liabilities
Short-term borrowings	681,000,000	1,032,000,000
Long-term debt	12,000,000	12,000,000
All other liabilities	0	0
Total liabilities	693,000,000	1,044,000,000
Municipal Bond Trusts | Senior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	2,000,000	25,000,000
Debt securities carried at fair value	0	0
Held-to-maturity securities	0	0
Municipal Bond Trusts | Junior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Automobile and Other Securitization Trusts | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	63,000,000	77,000,000
On-balance sheet assets
All other assets	10,000,000	10,000,000
Total assets	63,000,000	77,000,000
Automobile and Other Securitization Trusts | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	0	92,000,000
On-balance sheet assets
Trading account assets	0	0
Loans and leases	0	0
Allowance for loan and lease losses	0	0
Loans held-for-sale	0	555,000,000
All other assets	0	54,000,000
Total assets	0	609,000,000
On-balance sheet liabilities
Short-term borrowings	0	0
Long-term debt	0	516,000,000
All other liabilities	0	1,000,000
Total liabilities	0	517,000,000
Automobile and Other Securitization Trusts | Senior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	0	6,000,000
Debt securities carried at fair value	53,000,000	61,000,000
Held-to-maturity securities	0	0
Automobile and Other Securitization Trusts | Junior Lien | Unconsolidated VIEs
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Unconsolidated VIEs | Home equity lines of credit
On-balance sheet assets
Unconsolidated total assets of VIEs	5,883,000,000	6,362,000,000
Unconsolidated VIEs | Credit Card Receivable
On-balance sheet assets
Unconsolidated total assets of VIEs	0	0
Unconsolidated VIEs | Resecuritization Trusts
On-balance sheet assets
Unconsolidated total assets of VIEs	35,362,000,000	28,065,000,000
Unconsolidated VIEs | Municipal Bond Trusts
On-balance sheet assets
Unconsolidated total assets of VIEs	2,518,000,000	3,314,000,000
Unconsolidated VIEs | Automobile and Other Securitization Trusts
On-balance sheet assets
Unconsolidated total assets of VIEs	$ 314,000,000	$ 1,276,000,000